Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 21,052	$ 17,203
Securities financing transactions	3,848	5,798
Over-the-counter debt instruments and other	3,284	5,698
Total other financial liabilities designated at fair value	$ 28,184	$ 28,699